INCOME TAXES (Narrative) (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 23,360,000
Tax authority of Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	21,545,000	$ 9,940,000
Tax authority of United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	188,000	30,000
Tax authority of Australia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 1,627,000	$ 7,000